CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		105 Months Ended	114 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2014	May 31, 2013	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2013	May 31, 2014
Revenue
Non-renewal energy - natural gas and oil revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 374,342	$ 374,342
Renewable energy - service revenue	0	0	0	0	0	0	32,119	32,119
Total Revenue	0	0	0	0	0	0	406,461	406,461
Non-renewable energy:
Natural gas and oil operating costs and royalties	0	0	0	0	0	0	141,197	141,197
Depletion	0	0	0	0	0	0	298,489	298,489
Write-down in carrying value of oil and gas property	0	0	0	0	0	0	293,436	293,436
Renewable energy	0	0	0	0	0	310	48,050	48,050
Cost of Revenue	0	0	0	0	0	310	781,172	781,172
Gross Profit	0	0	0	0	0	(310)	(374,711)	(374,711)
Expenses
Accounting and audit	12,570	12,307	35,244	48,623	57,829	44,488	387,162	422,406
Sales & Marketing	0	0	0	0	0	0	846	846
Advertising & Promotions	34,886	923	108,344	4,816	5,437	12,052	80,494	188,838
Bank charges and interest expense	1,032	1,287	4,256	5,534	6,874	5,120	66,234	70,490
Consulting	1,087,592	46,282	1,278,397	148,189	189,089	299,519	1,782,859	3,061,256
Mineral exploration costs	0	0	0	13,380	13,380	175,103	520,869	520,869
Fees and dues	15,045	5,076	30,713	18,344	25,831	31,594	151,627	182,340
Insurance	3,103	4,117	11,889	12,349	20,307	21,543	80,422	92,311
Investor relations	30,055	0	56,684	0	0	87,759	123,814	180,498
Legal and professional	35,679	1,094	45,451	2,280	2,498	19,084	223,487	268,938
Office and miscellaneous	7,588	(314)	19,789	1,611	(5,551)	17,880	58,984	78,773
Rent	25,624	3,465	28,128	11,318	12,782	16,047	95,922	124,050
Telephone	555	584	784	2,659	2,784	5,460	20,364	21,148
Training & Conferences	23,104	0	32,482	0	0	5,238	15,486	47,968
Travel	22,050	5,065	33,358	7,079	11,059	41,681	118,402	151,760
Total expenses	1,298,883	79,886	1,685,519	276,182	342,319	782,568	3,726,972	5,412,491
(Loss) for the period before other items	(1,298,883)	(79,886)	(1,685,519)	(276,182)	(342,319)	(782,878)	(4,101,683)	(5,787,202)
Other income (expense)
Interest income					0	0	9,433
Other income	300,000	0	300,000	0				309,433
Impairment of long term investments	0	0	(76,595)	0	(55,931)	(197,910)	(253,841)	(330,434)
Others	0	0	0	0	0	(2,958)	22,775	22,775
Equity interest pick up	(123,799)	0	(132,781)	(850)	(850)	(4,824)	(17,744)	(150,525)
Gain on owned securities	150,000	0	150,000	(3,750)	(3,750)	(312,168)	(283,082)	(133,083)
Gain on disposition of oil and gas interests	0	0	0	0	0	0	522,976	522,976
Revaluation of warrants liability	0	0	0	9,789	9,789	291,003	896,019	896,019
Write down of oil and gas properties	0	(140,980)	0	(140,980)	(337,843)	0	(2,919,511)	(2,919,511)
Net loss and comrehensive loss for the period	$ (972,682)	$ (220,866)	$ (1,444,895)	$ (411,973)	$ (730,904)	$ (1,009,735)	$ (6,124,658)	$ (7,569,553)
Basic and diluted income (loss) per share	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.01)	$ (0.02)	$ (0.04)
Weighted average number of common shares outstanding - basic and diluted	86,529,895	30,314,415	57,551,337	29,756,976	29,897,481	25,688,882